Subsequent Events Disclosure (Details) (USD $)	0 Months Ended	3 Months Ended	0 Months Ended
	Nov. 14, 2012	Mar. 31, 2013	Apr. 23, 2013 Subsequent event	Jan. 22, 2013 Subsequent event
Subsequent Events
Cash distribution to the Company's unitholders declared (in dollars per share)	$ 0.35	$ 0.37	$ 0.37	$ 0.35